Consolidated statements of changes in equity - CAD ($) $ in Thousands	Total	Share capital	Contributed surplus	Retained earnings	Foreign currency translation	Equity investments at FVOCI	Attributable to equity holders	Non-controling interest
Balance beginning period at Dec. 31, 2016	$ 5,258,528	$ 1,862,646	$ 216,213	$ 3,019,872	$ 156,411	$ 3,229	$ 5,258,371	$ 157
Net earnings (loss)	(204,718)	0	0	(204,942)	0	0	(204,942)	224
Other comprehensive income (loss)	(44,459)	0	0	(6,216)	(44,070)	5,837	(44,449)	(10)
Total comprehensive income (loss) for the year	(249,177)	0	0	(211,158)	(44,070)	5,837	(249,391)	214
Share-based compensation	13,960	0	13,960	0	0	0	13,960	0
Stock options exercised	5	6	(1)	0	0	0	5	0
Restricted and performance share units released	(5,360)	0	(5,360)	0	0	0	(5,360)	0
Dividends	(158,297)	0	0	(158,297)	0	0	(158,297)	0
Balance ending period at Dec. 31, 2017	4,859,659	1,862,652	224,812	2,650,417	112,341	9,066	4,859,288	371
Net earnings (loss)	166,235	0	0	166,323	0	0	166,323	(88)
Other comprehensive income (loss)	(10,827)	0	0	6,226	(7,352)	(9,728)	(10,854)	27
Total comprehensive income (loss) for the year	155,408	0	0	172,549	(7,352)	(9,728)	155,469	(61)
Share-based compensation	14,976	0	14,976	0	0	0	14,976	0
Restricted and performance share units released	(4,806)	0	(4,806)	0	0	0	(4,806)	0
Dividends	(31,645)	0	0	(31,645)	0	0	(31,645)	0
Balance ending period at Dec. 31, 2018	$ 4,993,592	$ 1,862,652	$ 234,982	$ 2,791,321	$ 104,989	$ (662)	$ 4,993,282	$ 310